Advances to Suppliers, Net (Details) - Schedule of Movement of the Allowance for Expected Credit Losses - Suppliers [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ (113,202)	$ (123,588)	$ (38,747)
Current year addition	(139,938)		(86,293)
Reversal of bad debt allowance		1,588
Foreign exchange difference	(1,572)	8,798	1,452
Balance at end of the year	$ (254,612)	$ (113,202)	$ (123,588)